TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 83.6%
	AEROSPACE & DEFENSE - 3.4%
23,859	AAR Corporation(a)	$ 3,410,167
18,424	Astronics Corporation(a)	1,497,134
3,685	Astronics Corporation, Class B(a)	280,045
46,732	York Space Systems, Inc.(a)	1,150,542
		6,337,888
	AUTOMOTIVE - 2.2%
24,746	Visteon Corporation	2,455,050
31,921	XPEL, Inc.(a)	1,583,282
		4,038,332
	BANKING - 12.9%
39,936	Atlantic Union Bankshares Corporation	1,689,692
25,055	City Holding Company	3,323,295
57,972	FB Financial Corporation	3,208,750
49,669	First Bancorp	3,175,339
73,899	National Bank Holdings Corporation, Class A	3,283,333
20,640	Nicolet Bankshares, Inc.	3,413,649
71,857	Renasant Corporation	3,056,797
94,539	Seacoast Banking Corporation of Florida	3,143,422
		24,294,277
	BIOTECH & PHARMA - 0.8%
32,658	Prestige Consumer Healthcare, Inc.(a)	1,543,744

	CHEMICALS - 2.6%
9,520	Hawkins, Inc.	1,352,792
27,178	Sensient Technologies Corporation	3,350,775
		4,703,567
	CONSTRUCTION MATERIALS - 2.4%
35,123	Knife River Corporation(a)	2,938,039
33,094	Trex Company, Inc.(a)	1,656,024
		4,594,063
	ELECTRIC UTILITIES - 2.2%
53,483	Avista Corporation	2,187,990
24,778	MGE Energy, Inc.	2,020,398
		4,208,388

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 83.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.8%
60,747	Atmus Filtration Technologies, Inc.	$ 3,097,490
8,250	Bel Fuse, Inc., Class B	2,747,580
196,499	Hayward Holdings, Inc.(a)	3,401,397
		9,246,467
	ENGINEERING & CONSTRUCTION - 3.1%
13,552	Everus Construction Group, Inc.(a)	2,248,954
7,289	MYR Group, Inc.(a)	3,647,416
		5,896,370
	FOOD - 1.0%
95,913	Once Upon a Farm PBC(a)	1,964,298

	GAS & WATER UTILITIES - 1.7%
146,245	MDU Resources Group, Inc.	3,101,856

	HEALTH CARE FACILITIES & SERVICES - 0.9%
16,129	Addus HomeCare Corporation(a)	1,620,481

	HOME CONSTRUCTION - 1.4%
37,374	Century Communities, Inc.	2,678,221

	HOUSEHOLD PRODUCTS - 2.8%
45,761	Central Garden & Pet Company, Class A(a)	1,774,154
30,018	Interparfums, Inc.	3,357,814
		5,131,968
	INDUSTRIAL INTERMEDIATE PROD - 3.2%
15,861	AZZ, Inc.	2,459,248
9,768	Standex International Corporation	3,493,721
		5,952,969
	INDUSTRIAL REIT - 0.8%
28,792	LXP Industrial Trust	1,551,313

	INDUSTRIAL SUPPORT SERVICES - 0.9%
22,527	Rush Enterprises, Inc., Class A	1,644,133

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 83.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
88,107	Perella Weinberg Partners	$ 1,406,188
40,121	Piper Sandler Cos	2,902,353
		4,308,541
	INSURANCE - 2.2%
85,544	Baldwin Insurance Group, Inc. (The)(a)	2,273,759
30,559	Skyward Specialty Insurance Group, Inc.(a)	1,783,118
		4,056,877
	LEISURE FACILITIES & SERVICES - 1.3%
30,185	Cheesecake Factory, Inc. (The)	2,400,915

	LEISURE PRODUCTS - 1.7%
64,750	YETI Holdings, Inc.(a)	3,209,010

	MACHINERY - 0.8%
9,522	Alamo Group, Inc.	1,566,274

	MEDICAL EQUIPMENT & DEVICES - 1.6%
44,241	Merit Medical Systems, Inc.(a)	3,067,670

	METALS & MINING - 2.1%
150,045	Centerra Gold, Inc.	2,379,714
50,305	Constellium S.E.(a)	1,603,220
		3,982,934
	OFFICE REIT - 1.7%
90,069	COPT Defense Properties	3,277,610

	OIL & GAS PRODUCERS - 4.7%
10,352	Gulfport Energy Corporation(a)	1,756,734
123,159	Infinity Natural Resources, Inc., Class A(a)	1,564,119
114,321	Magnolia Oil & Gas Corporation, Class A	2,924,332
45,575	Par Pacific Holdings, Inc.(a)	2,555,846
		8,801,031

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 83.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
86,343	Expro Group Holdings N.V.(a)	$ 1,275,286

	REAL ESTATE INVESTMENT TRUSTS - 1.7%
135,800	Urban Edge Properties	3,107,104

	REAL ESTATE SERVICES - 0.8%
99,789	Newmark Group, Inc., Class A	1,507,812

	RETAIL - DISCRETIONARY - 3.3%
49,026	Academy Sports & Outdoors, Inc.	2,310,596
12,224	Boot Barn Holdings, Inc.(a)	2,008,036
22,692	Sonic Automotive, Inc., Class A	1,924,055
		6,242,687
	RETAIL REIT - 2.5%
79,839	Curbline Properties Corporation	2,427,106
88,670	Four Corners Property Trust, Inc.	2,176,849
		4,603,955
	SEMICONDUCTORS - 5.1%
29,164	IPG Photonics Corporation(a)	3,421,520
31,461	Power Integrations, Inc.	2,635,173
46,431	Veeco Instruments, Inc.(a)	3,519,470
		9,576,163
	SOFTWARE - 0.9%
58,008	BlackLine, Inc.(a)	1,628,285

	TRANSPORTATION & LOGISTICS - 0.7%
8,831	ArcBest Corporation	1,267,602

	TRANSPORTATION EQUIPMENT - 1.8%
43,573	Blue Bird Corporation(a)	3,440,524

	WHOLESALE - DISCRETIONARY - 0.6%
46,500	Climb Global Solutions, Inc.	1,079,265

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 83.6% (Continued)
	TOTAL COMMON STOCKS (Cost $131,342,821)	$ 156,907,880

	EXCHANGE-TRADED FUND — 14.8%
	EQUITY - 14.8%
580,000	Timothy Plan US Small Cap Core ETF(b)	27,829,676

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	27,829,676

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
3,479,975	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $3,479,975)	3,479,975

	TOTAL INVESTMENTS - 100.3% (Cost $149,656,876)	$ 188,217,531
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(572,697)
	NET ASSETS - 100.0%	$ 187,644,834

ETF	- Exchange-Traded Fund
N.V.	- Naamioze Vennootschap
PBC	- Public Benefit Corporation
REIT	- Real Estate Investment Trust
S.E.	- Societas Europa

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.